Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Level 3 market values for financial liabilities (Details) - Operating segments [member] - Financial liabilities at fair value through profit or loss, category [member] - Level 3 of fair value hierarchy [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2029	Dec. 31, 2019
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period		€ (292)
Gains (losses) taken to profit or loss		(3)
Other	€ 231
Liabilities at end of period		€ (64)